Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Income and Comprehensive Income
Net earnings (loss)	$ 16,229	$ (234,195)
Items that will not be reclassified to the consolidated statement of income (loss)
Changes in fair value of financial assets at fair value through comprehensive income	40,993	13,285
Income tax effect	(9,319)	(1,728)
Share of other comprehensive income (loss) of associates	1,506	(352)
Items that may be reclassified to the consolidated statement of income (loss)
Currency translation adjustments	(4,555)	(29,164)
Disposal of an investment in an associate
Reclassification to the statements of income (loss) of the other comprehensive loss	0	695
Income tax effect	0	(92)
Other comprehensive income (loss)	28,625	(17,356)
Comprehensive income (loss)	44,854	(251,551)
Comprehensive income (loss) attributable to:
Osisko Gold Royalties Ltd's shareholders	45,501	(251,551)
Non-controlling interests	$ (647)	$ 0